Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance for the fiscal years listed below. CAP is calculated pursuant to SEC rules, which require various adjustments be made to amounts that have been previously reported in the Summary Compensation Table in previous years; the dollar amounts do not reflect the actual amount of compensation earned or received by our CEO or other NEOs during the applicable year.

					Year-end value of $100 invested on 12/31/2019 in:

Year	CEO Summary Compensation Table Total(1) $	CEO Compensation Actually Paid(1,2) $	Average Summary Compensation Table Total for Non-CEO NEOs(1) $	Average Compensation Actually Paid to Non-CEO NEOs(1,2)	BFST(3) $	Peer Group(3) $	Net Income (in millions) $	Core ROA(4)
2022	2,521,035	2,034,441	924,152	743,868	94.63	106.02	54.3	1.05
2021	2,025,480	2,180,523	898,880	878,009	118.62	117.08	52.1	1.22
2020	1,744,682	1,320,084	753,828	590,899	83.70	87.90	30.0	1.09

Footnotes:

(1) David R. Melville III has served as our President and CEO since 2011. The information presented for Non-CEO NEOs reflects the average Summary Compensation Table total compensation and average CAP for the following executives by year:

2022: Gregory Robertson, Philip Jordan, Keith Mansfield, Saundra Strong
2021: Gregory Robertson, Philip Jordan, Keith Mansfield, Mark Folse
2020: Gregory Robertson, Philip Jordan

PEO Total Compensation Amount	$ 2,521,035	$ 2,025,480	$ 1,744,682
PEO Actually Paid Compensation Amount	$ 2,034,441	2,180,523	1,320,084
Adjustment To PEO Compensation, Footnote

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP include:

	2022		2021		2020
	CEO David R. Melville III	Average Non-CEO NEOs	CEO David R. Melville III	Average Non- CEO NEOs	CEO David R. Melville III	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$2,521,035	924,152	2,025,480	898,880	1,744,682	753,828
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(945,122)	$(314,169)	$(676,478)	$(261,427)	$(578,164)	$(222,853)
Year-end fair value of unvested awards granted in the current year	$363,760	$106,161	$537,550	$155,401	$185,968	$74,701
Year-over-year difference of year-end fair values for	$(60,863)	$(17,595)	$34,938	$10,528	$(16,383)	$(6,641)
unvested awards granted in prior years
Fair values at vest date for awards granted and vested in current year	$199,847	$58,307	$227,167	$65,670	$61,655	$24,759
Difference in fair values between prior year-end fair values and vest	$(59,333)	$(17,389)	$26,212	$7,309	$(82,617)	$(34,900)
date fair values for awards granted in prior years
Forfeitures during current year equal to prior year-end fair value	$-	$-	$-	$-	$-	$-
Dividends or dividend equivalents not otherwise included in total compensation	$15,117	$4,401	$5,653	$1,648	$4,943	$2,004
Total Adjustments for Equity Awards	$(486,594)	$(180,284)	$155,043	$(20,871)	$(424,598)	$(162,929)
Compensation Actually Paid (as calculated)	$2,034,441	$743,868	$2,180,523	$878,009	$1,320,084	$590,899

(3) TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the KBW Nasdaq Regional Bank Index.

(4) Core ROA is a non-GAAP financial measure. See “Reconciliation of Non-GAAP Measures” on page 56 for more information.

Non-PEO NEO Average Total Compensation Amount	$ 924,152	898,880	753,828
Non-PEO NEO Average Compensation Actually Paid Amount	$ 743,868	878,009	590,899
Compensation Actually Paid vs. Total Shareholder Return

Pay Versus Performance: Graphical Description

The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:

●	the Company’s cumulative TSR and the Peer Group’s cumulative TSR;
●	the Company’s Net Income; and
●	the Company Selected Measure, which for BFST is Core ROA.

CAP and Cumulative TSR / Cumulative TSR of the Peer Group

Compensation Actually Paid vs. Net Income	CAP and Company Net Income
Tabular List, Table

Tabular List of Financial Performance Measures

In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2022 to our performance were:

●	Net Income
●	Core ROA
●	Core Efficiency Ratio
●	Classified Assets Coverage Ratio
●	Percentage Asset Growth (Organic)

Total Shareholder Return Amount	$ 94.63	118.62	83.70
Peer Group Total Shareholder Return Amount	106.02	117.08	87.90
Net Income (Loss)	$ 54,300,000	$ 52,100,000	$ 30,000,000.0
Company Selected Measure Amount	1.05	1.22	1.09
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Core ROA
Measure:: 3
Pay vs Performance Disclosure
Name	Core Efficiency Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Classified Assets Coverage Ratio
Measure:: 5
Pay vs Performance Disclosure
Name	Percentage Asset Growth (Organic)
Adjustment for grant date values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (945,122)	$ (676,478)	$ (578,164)
NEO Adjustment for grant date values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(314,169)	(261,427)	(222,853)
Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	363,760	537,550	185,968
NEO Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,161	155,401	74,701
Year-over-year difference of year-end fair values for [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,863)	34,938	(16,383)
NEO Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,595)	10,528	(6,641)
Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	199,847	227,167	61,655
NEO Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,307	65,670	24,759
Difference in fair values between prior year-end fair values and vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,333)	26,212	(82,617)
NEO Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,389)	7,309	(34,900)
Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
NEO Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Dividends or dividend equivalents not otherwise included in total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,117	5,653	4,943
NEO Dividends or dividend equivalents not otherwise included in total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,401	1,648	2,004
Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(486,594)	155,043	(424,598)
NEO Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (180,284)	$ (20,871)	$ (162,929)